Document and Entity Information	6 Months Ended
Jun. 30, 2015
Document And Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Jun. 30, 2015
Trading Symbol	ISCO
Entity Registrant Name	INTERNATIONAL STEM CELL CORPORATION
Entity Central Index Key	0001355790
Entity Filer Category	Smaller Reporting Company